Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Intangible Assets, Net [Abstract]
Balance at the beginning of the year	$ 10,236	د.إ 37,585
Addition during the period	11,122	40,844	47,716
Disposals during the period
Amortization for the period	(1,972)	(7,242)	(10,131)
Balance at the end of the period	$ 19,386	د.إ 71,187	د.إ 37,585